UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

11/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Bonds – 51.3%
Aerospace – 0.3%
Alliant Techsystems, Inc., 6.875%, 2020	$105,000	$107,100
BE Aerospace, Inc., 8.5%, 2018	135,000	146,813
BE Aerospace, Inc., 6.875%, 2020	90,000	92,588
Bombardier, Inc., 7.5%, 2018 (n)	380,000	406,600
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	240,000	180,000
Oshkosh Corp., 8.25%, 2017	60,000	64,500
Oshkosh Corp., 8.5%, 2020	80,000	86,800

		$1,084,401

Agency - Other – 1.0%
Financing Corp., 9.4%, 2018	$965,000	$1,393,316
Financing Corp., 10.35%, 2018	715,000	1,086,890
Financing Corp., STRIPS, 0%, 2017	860,000	717,235

		$3,197,441

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$215,000	$228,706
Hanesbrands, Inc., 6.375%, 2020 (z)	100,000	95,500
Phillips-Van Heusen Corp., 7.375%, 2020	185,000	198,413

		$522,619

Asset-Backed & Securitized – 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049	$198,555	$70,025
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	100,000	102,869
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	199,556	206,049
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.001%, 2049	124,877	131,360
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	105,201	110,568
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	66,000	54,534
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	116,771	22,030

		$697,435

Automotive – 0.7%
Accuride Corp., 9.5%, 2018 (n)	$175,000	$186,813
Allison Transmission, Inc., 11%, 2015 (n)	220,000	238,150
Ford Motor Credit Co. LLC, 12%, 2015	975,000	1,207,801
General Motors Corp., 7.125%, 2013 (d)	374,000	115,005
Goodyear Tire & Rubber Co., 10.5%, 2016	330,000	361,350

		$2,109,119

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$155,000	$165,850

Broadcasting – 1.4%
Allbritton Communications Co., 8%, 2018	$95,000	$94,288
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)	62,096	30,161
Entravision Communications Corp., 8.75%, 2017 (n)	50,000	52,250
Inmarsat Finance PLC, 7.375%, 2017 (n)	210,000	220,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016	930,000	981,150
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (n)	125,000	124,688
Lamar Media Corp., 6.625%, 2015	250,000	254,375
LBI Media, Inc., 8.5%, 2017 (z)	125,000	101,875
Local TV Finance LLC, 10%, 2015 (p)(z)	207,781	179,384
Newport Television LLC, 13%, 2017 (n)(p)	79,814	72,448
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014	244,387	236,587
Nexstar Broadcasting, Inc., 7%, 2014	80,000	78,400
Salem Communications Corp., 9.625%, 2016	24,000	25,080
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	195,000	211,088
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	30,000	30,750

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	$405,000	$426,263
Univision Communications, Inc., 12%, 2014 (n)	140,000	151,725
Univision Communications, Inc., 10.5%, 2015 (n)(p)	788,535	815,937
Univision Communications, Inc., 7.875%, 2020 (n)	95,000	97,138
XM Satellite Radio, Inc., 7.625%, 2018 (z)	85,000	84,575
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	0

		$4,268,662

Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$132,975
E*TRADE Financial Corp., 12.5%, 2017	335,000	386,088
Janus Capital Group, Inc., 6.95%, 2017	290,000	299,958

		$819,021

Building – 0.4%
Building Materials Holding Corp., 6.875%, 2018 (n)	$150,000	$147,000
Building Materials Holding Corp., 7%, 2020 (n)	60,000	61,800
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	435,000
Masco Corp., 7.125%, 2020	70,000	73,452
Nortek, Inc., 11%, 2013	266,200	280,176
Nortek, Inc., 10%, 2018 (z)	65,000	65,000
Owens Corning, 9%, 2019	125,000	148,376
Ply Gem Industries, Inc., 11.75%, 2013	100,000	106,000

		$1,316,804

Business Services – 0.5%
First Data Corp., 9.875%, 2015	$285,000	$242,250
Interactive Data Corp., 10.25%, 2018 (n)	225,000	243,000
Iron Mountain, Inc., 6.625%, 2016	190,000	190,475
Iron Mountain, Inc., 8.375%, 2021	70,000	76,650
SunGard Data Systems, Inc., 10.25%, 2015	612,000	634,950
SunGard Data Systems, Inc., 7.375%, 2018 (z)	95,000	94,050
SunGard Data Systems, Inc., 7.625%, 2020 (z)	110,000	110,000
Terremark Worldwide, Inc., 12%, 2017	35,000	39,550

		$1,630,925

Cable TV – 1.0%
Cablevision Systems Corp., 8.625%, 2017	$115,000	$125,063
CCH II LLC, 13.5%, 2016	150,000	176,438
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	85,000	87,975
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	125,000	131,250
Charter Communications Operating LLC, 10.875%, 2014 (n)	145,000	161,675
CSC Holdings LLC, 8.5%, 2014	225,000	246,656
CSC Holdings LLC, 8.5%, 2015	305,000	330,925
EchoStar Corp., 7.125%, 2016	420,000	431,550
Insight Communications Co., Inc., 9.375%, 2018 (n)	115,000	124,775
Mediacom LLC, 9.125%, 2019	150,000	151,500
Myriad International Holdings B.V., 6.375%, 2017 (n)	760,000	786,296
Videotron LTEE, 6.875%, 2014	110,000	111,375
Virgin Media Finance PLC, 9.125%, 2016	300,000	318,750
Virgin Media Finance PLC, 9.5%, 2016	100,000	111,750

		$3,295,978

Chemicals – 1.4%
Ashland, Inc., 9.125%, 2017	$360,000	$413,100
Braskem S.A., 7%, 2020 (n)	526,000	547,040
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	115,000	118,163

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Hexion Specialty Chemicals, Inc., 8.875%, 2018	$425,000	$437,750
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	55,000	54,588
Huntsman International LLC, 8.625%, 2021 (n)	295,000	312,700
Lyondell Chemical Co., 8%, 2017 (z)	115,000	124,056
Lyondell Chemical Co., 11%, 2018	610,286	678,943
Momentive Performance Materials, Inc., 12.5%, 2014	209,000	234,080
Momentive Performance Materials, Inc., 11.5%, 2016	79,000	82,950
Momentive Performance Materials, Inc., 9%, 2021 (n)	115,000	114,425
Omnova Solutions, Inc., 7.875%, 2018 (n)	75,000	74,625
Polypore International, Inc., 7.5%, 2017 (z)	35,000	35,438
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	552,000	578,547
Solutia, Inc., 7.875%, 2020	435,000	468,713

		$4,275,118

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$340,000	$368,050

Conglomerates – 0.1%
Amsted Industries, Inc., 8.125%, 2018 (n)	$305,000	$324,825
Pinafore LLC, 9%, 2018 (n)	65,000	68,575

		$393,400

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$616,000	$693,000

Consumer Products – 0.3%
ACCO Brands Corp., 10.625%, 2015	$20,000	$22,250
ACCO Brands Corp., 7.625%, 2015	70,000	69,125
Central Garden & Pet Co., 8.25%, 2018	105,000	107,363
Easton-Bell Sports, Inc., 9.75%, 2016	185,000	197,950
Jarden Corp., 7.5%, 2017	110,000	115,225
Libbey Glass, Inc., 10%, 2015 (n)	355,000	379,850
NBTY, Inc., 9%, 2018 (n)	25,000	26,250
Visant Corp., 10%, 2017 (n)	165,000	170,363

		$1,088,376

Consumer Services – 0.5%
KAR Holdings, Inc., 10%, 2015	$235,000	$248,513
KAR Holdings, Inc., FRN, 4.287%, 2014	425,000	395,250
Service Corp. International, 7.375%, 2014	60,000	65,550
Service Corp. International, 6.75%, 2015	60,000	61,800
Service Corp. International, 7%, 2017	625,000	642,969
Service Corp. International, 7%, 2019	75,000	75,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	180,000	195,300

		$1,684,382

Containers – 0.3%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$315,000	$326,025
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	30,000	30,450
Greif, Inc., 6.75%, 2017	220,000	230,450
Owens-Illinois, Inc., 7.375%, 2016	115,000	123,338
Reynolds Group, 7.75%, 2016 (n)	100,000	104,250
Reynolds Group, 7.125%, 2019 (n)	105,000	106,838

		$921,351

Defense Electronics – 0.1%
ManTech International Corp., 7.25%, 2018	$115,000	$119,025

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – continued
MOOG, Inc., 7.25%, 2018	$95,000	$97,850

		$216,875

Electronics – 0.3%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$170,000	$183,600
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	225,000	235,688
Jabil Circuit, Inc., 7.75%, 2016	140,000	156,450
NXP B.V., 7.875%, 2014	285,000	292,481

		$868,219

Emerging Market Quasi-Sovereign – 3.8%
Banco do Brasil S.A., 5.375%, 2021 (n)	$817,000	$812,915
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (z)	419,000	410,861
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	575,170
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	280,240
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	498,000	486,479
Dubai Electricity & Water Authority, 6.375%, 2016 (n)	194,000	183,330
Dubai Electricity & Water Authority, 7.375%, 2020 (n)	261,000	241,425
Ecopetrol S.A., 7.625%, 2019	201,000	239,693
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	786,000	806,041
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	882,000
Gaz Capital S.A., 5.092%, 2015 (z)	241,000	242,205
Gaz Capital S.A., 9.25%, 2019	333,000	405,011
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	680,000	833,408
KazMunaiGaz Finance B.V., 6.375%, 2021 (z)	202,000	195,435
Majapahit Holding B.V., 7.75%, 2020	454,000	540,260
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	366,763
Petrobras International Finance Co., 7.875%, 2019	566,000	688,285
Petroleos Mexicanos, 8%, 2019	160,000	195,920
Petroleos Mexicanos, 6%, 2020	223,000	243,070
Qtel International Finance Ltd., 7.875%, 2019 (n)	126,000	150,348
Qtel International Finance Ltd., 7.875%, 2019	319,000	380,644
Qtel International Finance Ltd., 4.75%, 2021 (n)	486,000	452,213
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	449,669	496,201
Sinochem Overseas Capital Co. Ltd., 4.5%, 2020 (z)	132,000	129,662
State Bank of India, 4.5%, 2015 (n)	359,000	370,484
VEB Finance Ltd., 6.902%, 2020 (n)	521,000	532,723
VTB Capital S.A., 6.465%, 2015 (n)	358,000	369,635
VTB Capital S.A., 6.551%, 2020 (n)	478,000	473,206

		$11,983,627

Emerging Market Sovereign – 2.5%
Dominican Republic, 7.5%, 2021 (n)	$517,000	$568,752
Government of Ukraine, 6.875%, 2015 (n)	135,000	129,600
Republic of Argentina, 8.75%, 2017	550,000	555,500
Republic of Argentina, FRN, 0.677%, 2012	685,475	633,199
Republic of Colombia, 7.375%, 2017	187,000	225,335
Republic of Colombia, 7.375%, 2019	233,000	286,590
Republic of Indonesia, 8.5%, 2035	193,000	263,445
Republic of Panama, 8.875%, 2027	427,000	604,205
Republic of Panama, 9.375%, 2029	188,000	268,840
Republic of Peru, 7.35%, 2025	308,000	378,840
Republic of Philippines, 7.75%, 2031	389,000	490,140
Republic of Philippines, 6.375%, 2034	409,000	447,855
Republic of South Africa, 5.5%, 2020	469,000	511,210
Republic of Sri Lanka, 6.25%, 2020 (n)	101,000	104,030

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Turkey, 5.625%, 2021	$131,000	$141,480
Republic of Uruguay, 8%, 2022	426,000	545,280
Republic of Uruguay, 7.625%, 2036	304,000	381,672
Republic of Venezuela, 9.25%, 2027	758,000	513,545
Republic of Vietnam, 6.875%, 2016	376,000	420,846
United Mexican States, 5.625%, 2017	306,000	344,250
United Mexican States, 5.75%, 2110	82,000	77,018

		$7,891,632

Energy - Independent – 1.5%
Anadarko Petroleum Corp., 5.95%, 2016	$125,000	$133,383
Anadarko Petroleum Corp., 6.375%, 2017	20,000	21,606
Anadarko Petroleum Corp., 8.7%, 2019	90,000	110,018
Atlas Energy Operating Co. LLC, 10.75%, 2018	75,000	91,406
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	245,000	243,775
Denbury Resources, Inc., 8.25%, 2020	190,000	207,100
Harvest Operations Corp., 6.875%, 2017 (n)	200,000	206,500
Hilcorp Energy I LP, 9%, 2016 (n)	240,000	252,000
Linn Energy LLC, 8.625%, 2020 (n)	375,000	397,500
Linn Energy LLC, 7.75%, 2021 (n)	135,000	137,025
Newfield Exploration Co., 6.625%, 2016	590,000	604,750
OPTI Canada, Inc., 9.75%, 2013 (n)	145,000	144,275
OPTI Canada, Inc., 8.25%, 2014	210,000	145,950
Penn Virginia Corp., 10.375%, 2016	130,000	143,000
Pioneer Natural Resources Co., 6.875%, 2018	150,000	159,638
Pioneer Natural Resources Co., 7.5%, 2020	165,000	184,073
Plains Exploration & Production Co., 7%, 2017	450,000	455,625
QEP Resources, Inc., 6.875%, 2021	205,000	216,275
Quicksilver Resources, Inc., 8.25%, 2015	150,000	153,375
Quicksilver Resources, Inc., 9.125%, 2019	240,000	258,000
Range Resources Corp., 8%, 2019	135,000	147,150
SandRidge Energy, Inc., 8%, 2018 (n)	415,000	394,250

		$4,806,674

Energy - Integrated – 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$561,000	$650,760

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$200,000	$212,000
AMC Entertainment, Inc., 8.75%, 2019	165,000	175,313
Cinemark USA, Inc., 8.625%, 2019	110,000	117,975

		$505,288

Financial Institutions – 1.1%
American General Finance Corp., 6.9%, 2017	$220,000	$174,350
CIT Group, Inc., 7%, 2014	440,000	435,600
CIT Group, Inc., 7%, 2016	335,000	329,138
CIT Group, Inc., 7%, 2017	935,000	911,625
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	130,000	128,375
GMAC, Inc., 6.75%, 2014	555,000	567,488
International Lease Finance Corp., 5.625%, 2013	115,000	113,275
International Lease Finance Corp., 8.75%, 2017 (n)	210,000	221,025
International Lease Finance Corp., 7.125%, 2018 (n)	262,000	277,065
Nationstar Mortgage LLC, 10.875%, 2015 (z)	70,000	68,075
SLM Corp., 8%, 2020	130,000	130,650

		$3,356,666

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – 0.5%
ARAMARK Corp., 8.5%, 2015		$160,000	$165,600
B&G Foods, Inc., 7.625%, 2018		115,000	119,169
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		205,000	215,250
Constellation Brands, Inc., 7.25%, 2016		295,000	316,388
Del Monte Foods Co., 6.75%, 2015		300,000	307,875
Pinnacle Foods Finance LLC, 9.25%, 2015		305,000	313,769
TreeHouse Foods, Inc., 7.75%, 2018		175,000	189,875

			$1,627,926

Forest & Paper Products – 0.5%
Boise, Inc., 8%, 2020		$235,000	$254,388
Cascades, Inc., 7.75%, 2017		100,000	104,750
Georgia-Pacific Corp., 7.125%, 2017 (n)		140,000	147,700
Georgia-Pacific Corp., 8%, 2024		210,000	244,650
Georgia-Pacific Corp., 7.25%, 2028		45,000	49,219
Graphic Packaging Holding Co., 7.875%, 2018		130,000	134,875
JSG Funding PLC, 7.75%, 2015		10,000	10,225
Millar Western Forest Products Ltd., 7.75%, 2013		230,000	216,200
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		95,000	97,613
Sino-Forest Corp., 6.25%, 2017 (n)		50,000	48,875
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	133,375

			$1,441,870

Gaming & Lodging – 1.4%
Ameristar Casinos, Inc., 9.25%, 2014		$70,000	$74,900
Firekeepers Development Authority, 13.875%, 2015 (n)		180,000	210,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)(d)		505,000	1,616
Gaylord Entertainment Co., 6.75%, 2014		250,000	249,375
GWR Operating Partnership LLP, 10.875%, 2017		110,000	114,400
Harrah’s Operating Co., Inc., 11.25%, 2017		650,000	708,500
Harrah’s Operating Co., Inc., 10%, 2018		187,000	158,015
Host Hotels & Resorts, Inc., 6.75%, 2016		635,000	650,875
Host Hotels & Resorts, Inc., 9%, 2017		270,000	300,375
MGM Mirage, 10.375%, 2014		35,000	38,850
MGM Mirage, 11.125%, 2017		85,000	96,050
MGM Mirage, 9%, 2020 (n)		180,000	196,200
MGM Resorts International, 11.375%, 2018		450,000	463,500
Penn National Gaming, Inc., 8.75%, 2019		150,000	164,625
Royal Caribbean Cruises Ltd., 11.875%, 2015		85,000	104,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	344,138
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	176
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	190
Wyndham Worldwide Corp., 6%, 2016		110,000	114,703
Wyndham Worldwide Corp., 7.375%, 2020		190,000	207,742
Wynn Las Vegas LLC, 7.75%, 2020		80,000	84,400

			$4,283,355

Industrial – 0.3%
Altra Holdings, Inc., 8.125%, 2016		$100,000	$104,000
Baldor Electric Co., 8.625%, 2017		397,000	442,655
Diversey, Inc., 8.25%, 2019		100,000	108,000
Great Lakes Dredge & Dock Corp., 7.75%, 2013		120,000	120,300
Mueller Water Products, Inc., 7.375%, 2017		75,000	69,000
Mueller Water Products, Inc., 8.75%, 2020		93,000	102,068

			$946,023

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$1,085,000	$1,106,700
ING Capital Funding Trust III, 8.439%, 2049	235,000	213,850
ING Groep N.V., 5.775% to 2015, FRN to 2049	215,000	180,600
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	354,750

		$1,855,900

Insurance - Property & Casualty – 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$450,000	$549,000
USI Holdings Corp., 9.75%, 2015 (z)	205,000	203,975
XL Group PLC, 6.5% to 2017, FRN to 2049	220,000	187,550

		$940,525

Local Authorities – 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center
Authority (Build America Bonds), 6.731%, 2043	$115,000	$112,831
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	14,596
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	57,430

		$184,857

Machinery & Tools – 0.2%
Case Corp., 7.25%, 2016	$85,000	$91,800
Case New Holland, Inc., 7.875%, 2017 (n)	385,000	424,463
Rental Service Corp., 9.5%, 2014	120,000	123,600

		$639,863

Major Banks – 0.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$330,000	$329,703
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	585,000	622,382
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	78,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	425,000	372,938

		$1,403,023

Medical & Health Technology & Services – 1.8%
Biomet, Inc., 10%, 2017	$185,000	$201,650
Biomet, Inc., 11.625%, 2017	215,000	237,038
Community Health Systems, Inc., 8.875%, 2015	320,000	334,800
Cooper Cos., Inc., 7.125%, 2015	115,000	117,875
Davita, Inc., 6.375%, 2018	185,000	183,381
Davita, Inc., 6.625%, 2020	85,000	84,256
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	200,375
HCA, Inc., 9.25%, 2016	1,365,000	1,460,550
HealthSouth Corp., 8.125%, 2020	430,000	466,013
Tenet Healthcare Corp., 9.25%, 2015	260,000	276,900
Tenet Healthcare Corp., 8%, 2020 (n)	65,000	63,700
United Surgical Partners International, Inc., 8.875%, 2017	95,000	97,613
United Surgical Partners International, Inc., 9.25%, 2017 (p)	120,000	123,900
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	281,875
Universal Hospital Services, Inc., FRN, 4.134%, 2015	65,000	58,988
Vanguard Health Systems, Inc., 8%, 2018	965,000	974,650
VWR Funding, Inc., 10.25%, 2015 (p)	312,219	321,585

		$5,485,149

Metals & Mining – 1.3%
Arch Coal, Inc., 7.25%, 2020	$85,000	$93,075
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	652,000	674,820
Cloud Peak Energy, Inc., 8.25%, 2017	300,000	327,000
Cloud Peak Energy, Inc., 8.5%, 2019	405,000	445,500

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
CONSOL Energy, Inc., 8%, 2017 (n)	$320,000	$344,000
CONSOL Energy, Inc., 8.25%, 2020 (n)	70,000	75,775
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	1,093,000	1,060,503
Southern Copper Corp., 6.75%, 2040	730,000	763,372
U.S. Steel Corp., 7.375%, 2020	110,000	109,863
Vale Overseas Ltd., 4.625%, 2020	103,000	103,800
Vale Overseas Ltd., 6.875%, 2039	71,000	78,931

		$4,076,639

Mortgage-Backed – 7.4%
Fannie Mae, 5.503%, 2011	$39,000	$40,324
Fannie Mae, 6.088%, 2011	62,000	63,354
Fannie Mae, 4.35%, 2013	176,299	186,676
Fannie Mae, 4.374%, 2013	125,627	132,965
Fannie Mae, 4.518%, 2013	117,222	123,423
Fannie Mae, 5.105%, 2013	49,327	53,228
Fannie Mae, 5.37%, 2013	93,657	98,461
Fannie Mae, 4.76%, 2014	80,112	86,710
Fannie Mae, 4.88%, 2014	99,310	108,468
Fannie Mae, 4.935%, 2014	160,901	173,898
Fannie Mae, 4.56%, 2015	73,058	79,447
Fannie Mae, 4.564%, 2015	121,276	130,383
Fannie Mae, 4.6%, 2015	27,559	29,997
Fannie Mae, 4.69%, 2015	192,506	209,872
Fannie Mae, 4.7%, 2015	59,439	64,855
Fannie Mae, 4.78%, 2015	81,758	89,645
Fannie Mae, 4.79%, 2015	123,596	135,545
Fannie Mae, 4.81%, 2015	184,160	202,172
Fannie Mae, 4.85%, 2015	177,619	194,588
Fannie Mae, 4.856%, 2015	149,054	163,069
Fannie Mae, 5.022%, 2015	159,012	174,009
Fannie Mae, 5.034%, 2015	101,793	112,765
Fannie Mae, 4.5%, 2016 - 2029	931,418	986,805
Fannie Mae, 5.09%, 2016	65,423	72,548
Fannie Mae, 5.329%, 2016	32,685	36,478
Fannie Mae, 5.574%, 2016	107,945	119,401
Fannie Mae, 5.605%, 2016	125,597	139,121
Fannie Mae, 5.93%, 2016	115,636	129,342
Fannie Mae, 6.039%, 2016	51,824	56,981
Fannie Mae, 5.5%, 2017 - 2040	4,820,071	5,198,628
Fannie Mae, 5.507%, 2017	67,861	75,174
Fannie Mae, 6%, 2017 - 2037	1,556,688	1,707,693
Fannie Mae, 6.5%, 2017 - 2037	492,956	552,068
Fannie Mae, 5.332%, 2018	220,709	245,032
Fannie Mae, 4.825%, 2019	28,000	30,266
Fannie Mae, 4.991%, 2019	73,934	80,492
Fannie Mae, 5%, 2019 - 2039	1,630,437	1,730,365
Fannie Mae, 5.037%, 2019	116,032	128,866
Fannie Mae, 5.218%, 2019	24,650	27,076
Fannie Mae, 5.249%, 2019	24,527	26,897
Fannie Mae, 4.5%, 2025	189,047	199,745
Freddie Mac, 5%, 2017 - 2040	1,485,494	1,577,931
Freddie Mac, 6%, 2017 - 2038	1,067,455	1,173,570
Freddie Mac, 4.186%, 2019	146,000	152,868
Freddie Mac, 5.085%, 2019	162,000	176,630

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.757%, 2020	302,000	$305,326
Freddie Mac, 4.224%, 2020	99,963	104,605
Freddie Mac, 4.251%, 2020	70,000	73,510
Freddie Mac, 4.5%, 2024 - 2028	338,299	354,945
Freddie Mac, 5.5%, 2024 - 2038	1,376,815	1,483,310
Freddie Mac, 4%, 2025	1,148,608	1,195,161
Freddie Mac, 5.25%, 2026	4,796	4,796
Freddie Mac, 6.5%, 2037	252,082	281,297
Ginnie Mae, 5.5%, 2033 - 2035	681,721	744,823
Ginnie Mae, 4.5%, 2039 - 2040	565,964	598,830
Ginnie Mae, 5.612%, 2058	339,075	365,843
Ginnie Mae, 6.357%, 2058	288,419	314,534

		$23,104,811

Municipals – 0.2%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$125,000	$142,628
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	305,343
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	73,677

		$521,648

Natural Gas - Distribution – 0.2%
AmeriGas Partners LP, 7.125%, 2016	$205,000	$213,200
Ferrellgas Partners LP, 8.625%, 2020	155,000	167,788
Inergy LP, 6.875%, 2014	240,000	243,000
Inergy LP, 7%, 2018 (n)	160,000	164,000

		$787,988

Natural Gas - Pipeline – 0.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$125,000	$128,750
Atlas Pipeline Partners LP, 8.75%, 2018	170,000	185,300
Crosstex Energy, Inc., 8.875%, 2018	475,000	495,188
El Paso Corp., 8.25%, 2016	170,000	185,951
El Paso Corp., 7%, 2017	245,000	258,142
El Paso Corp., 7.75%, 2032	75,000	78,150
Energy Transfer Equity LP, 7.5%, 2020	290,000	300,150
Enterprise Products Partners LP, FRN, 8.375%, 2066	112,000	119,000
Enterprise Products Partners LP, FRN, 7.034%, 2068	71,000	73,574
MarkWest Energy Partners LP, 6.75%, 2020	45,000	44,888

		$1,869,093

Network & Telecom – 0.9%
CenturyLink, Inc., 7.6%, 2039	$150,000	$150,779
Cincinnati Bell, Inc., 8.25%, 2017	260,000	252,200
Cincinnati Bell, Inc., 8.75%, 2018	180,000	162,900
Citizens Communications Co., 9%, 2031	60,000	62,850
Frontier Communications Corp., 8.25%, 2017	150,000	165,000
Frontier Communications Corp., 8.5%, 2020	375,000	412,500
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	285,000	303,525
Qwest Communications International, Inc., 8%, 2015	65,000	69,063
Qwest Communications International, Inc., 7.125%, 2018 (n)	280,000	291,200
Telemar Norte Leste S.A., 5.5%, 2020 (n)	237,000	235,223
Windstream Corp., 8.625%, 2016	540,000	560,250
Windstream Corp., 8.125%, 2018	150,000	154,500
Windstream Corp., 7.75%, 2020	100,000	100,625

		$2,920,615

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.2%
Basic Energy Services, Inc., 7.125%, 2016	$55,000	$52,250
Edgen Murray Corp., 12.25%, 2015	110,000	92,675
Expro Finance Luxembourg, 8.5%, 2016 (n)	205,000	199,363
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	75,000	68,250
Pioneer Drilling Co., 9.875%, 2018	225,000	237,375

		$649,913

Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,036,000	$1,015,280
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	92,000

		$1,107,280

Other Banks & Diversified Financials – 1.2%
Banco PanAmericano S.A., 8.5%, 2020 (n)	$565,000	$524,038
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	477,000	465,076
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	385,000	404,325
Capital One Financial Corp., 10.25%, 2039	195,000	206,213
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	620,000	644,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	130,000	149,544
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	683,000	719,240
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	330,000	300,300
Santander UK PLC, 8.963% to 2030, FRN to 2049	294,000	312,757

		$3,726,293

Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$250,000	$246,875
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	15,000	14,625

		$261,500

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$203,000	$203,000

Printing & Publishing – 0.1%
American Media Operations, Inc., 9%, 2013 (p)(z)	$25,980	$26,292
American Media Operations, Inc., 14%, 2013 (d)(p)(z)	272,500	155,249
Nielsen Finance LLC, 11.5%, 2016	65,000	74,100
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	18,180
Nielsen Finance LLC, 7.75%, 2018 (n)	85,000	86,488

		$360,309

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$205,000	$218,838

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$65,000	$75,319
Developers Diversified Realty Corp., REIT, 7.875%, 2020	90,000	103,135
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	215,000	225,481

		$403,935

Restaurants – 0.0%
Dunkin Finance Corp., 9.625%, 2018 (z)	$35,000	$35,219

Retailers – 0.6%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$40,520
Express LLC/Express Finance Corp., 8.75%, 2018	320,000	339,200
Limited Brands, Inc., 6.9%, 2017	110,000	117,425
Limited Brands, Inc., 6.95%, 2033	60,000	56,100
Neiman Marcus Group, Inc., 10.375%, 2015	245,000	257,863
QVC, Inc., 7.375%, 2020 (n)	180,000	188,100
Rent-A-Center, Inc., 6.625%, 2020	35,000	34,475

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Sally Beauty Holdings, Inc., 10.5%, 2016	$85,000	$91,800
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	664,063
Toys “R” Us, Inc., 10.75%, 2017	175,000	196,875

		$1,986,421

Specialty Stores – 0.3%
Giraffe Acquisition Corp., 9.125%, 2018 (z)	$85,000	$85,425
Michaels Stores, Inc., 11.375%, 2016	125,000	135,156
Michaels Stores, Inc., 7.75%, 2018 (n)	445,000	432,763
Payless ShoeSource, Inc., 8.25%, 2013	151,000	153,643

		$806,987

Telecommunications - Wireless – 2.1%
Clearwire Corp., 12%, 2015 (n)	$465,000	$492,319
Cricket Communications, Inc., 7.75%, 2016	135,000	138,038
Crown Castle International Corp., 9%, 2015	170,000	187,425
Crown Castle International Corp., 7.75%, 2017 (n)	90,000	99,225
Crown Castle International Corp., 7.125%, 2019	185,000	200,263
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	168,000
Digicel Group Ltd., 10.5%, 2018 (n)	245,000	269,500
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	762,000	788,670
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	641,000	700,293
MetroPCS Wireless, Inc., 7.875%, 2018	195,000	202,069
Net Servicos de Comunicacao S.A., 7.5%, 2020	530,000	614,800
Nextel Communications, 7.375%, 2015	155,000	149,575
NII Holdings, Inc., 10%, 2016	140,000	155,400
NII Holdings, Inc., 8.875%, 2019	205,000	221,913
SBA Communications Corp., 8%, 2016	55,000	59,400
SBA Communications Corp., 8.25%, 2019	105,000	114,975
Sprint Capital Corp., 6.875%, 2028	85,000	72,250
Sprint Nextel Corp., 8.375%, 2017	840,000	873,600
Sprint Nextel Corp., 8.75%, 2032	240,000	237,600
Wind Acquisition Finance S.A., 12%, 2015 (n)	500,000	528,125
Wind Acquisition Finance S.A., 7.25%, 2018 (z)	200,000	197,000

		$6,470,440

Telephone Services – 0.2%
Frontier Communications Corp., 8.125%, 2018	$165,000	$181,500
PT Bakrie Telecom Tbk., 11.5%, 2015 (n)	257,000	271,135
Telefonica Moviles Chile, 2.875%, 2015 (z)	100,000	97,931

		$550,566

Tobacco – 0.0%
Alliance One International, Inc., 10%, 2016	$115,000	$120,175

Transportation - Services – 0.4%
American Petroleum Tankers LLC, 10.25%, 2015 (n)	$40,000	$41,100
Commercial Barge Line Co., 12.5%, 2017	255,000	294,844
Hertz Corp., 8.875%, 2014	225,000	228,656
Hertz Corp., 7.5%, 2018 (n)	425,000	429,250
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	85,000	85,425
Navios Maritime Holdings, Inc., 8.875%, 2017	65,000	69,388

		$1,148,663

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$170,000	$191,386
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,353
Small Business Administration, 6.34%, 2021	249,368	273,021

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.07%, 2022	$223,351	$249,115
Small Business Administration, 5.16%, 2028	267,742	291,641

		$1,029,516

U.S. Treasury Obligations – 8.6%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$65,275
U.S. Treasury Bonds, 6.375%, 2027	106,000	142,818
U.S. Treasury Bonds, 5.25%, 2029	2,508,000	3,011,559
U.S. Treasury Bonds, 4.375%, 2038	638,000	672,392
U.S. Treasury Bonds, 4.5%, 2039	1,206,600	1,290,874
U.S. Treasury Notes, 5.125%, 2011 (f)	495,000	509,038
U.S. Treasury Notes, 1.125%, 2012	18,000	18,158
U.S. Treasury Notes, 1.375%, 2012	750,000	762,920
U.S. Treasury Notes, 3.125%, 2013	305,000	326,112
U.S. Treasury Notes, 4%, 2014	18,000	19,828
U.S. Treasury Notes, 1.875%, 2014	8,250,000	8,529,725
U.S. Treasury Notes, 4%, 2015	1,397,000	1,559,728
U.S. Treasury Notes, 3.75%, 2018	6,509,000	7,181,256
U.S. Treasury Notes, 3.125%, 2019	357,000	374,320
U.S. Treasury Notes, 3.5%, 2020	273,000	291,428
U.S. Treasury Notes, TIPS, 1.252%, 2020	1,866,018	1,962,818

		$26,718,249

Utilities - Electric Power – 1.2%
AES Corp., 8%, 2017	$565,000	$587,600
Calpine Corp., 8%, 2016 (n)	175,000	184,188
Calpine Corp., 7.875%, 2020 (n)	30,000	30,300
Colbun S.A., 6%, 2020 (n)	454,000	483,676
Covanta Holding Corp., 7.25%, 2020	95,000	97,063
Dynegy Holdings, Inc., 7.75%, 2019	325,000	212,063
Edison Mission Energy, 7%, 2017	310,000	243,350
Energy Future Holdings Corp., 10%, 2020 (n)	225,000	230,210
Energy Future Holdings Corp., 10%, 2020	945,000	969,243
Genon Escrow Corp., 9.875%, 2020 (n)	275,000	261,938
NRG Energy, Inc., 7.375%, 2016	190,000	190,950
Texas Competitive Electric Holdings LLC, 10.25%, 2015	200,000	119,000

		$3,609,581

Total Bonds		$160,307,843

Common Stocks – 40.7%
Aerospace – 0.5%
Lockheed Martin Corp.	8,800	$598,752
Northrop Grumman Corp.	16,626	1,025,492

		$1,624,244

Automotive – 0.7%
Accuride Corp. (a)	12,571	$145,824
Ford Motor Co. (a)	29,012	462,549
Johnson Controls, Inc.	23,780	866,543
Lear Corp. (a)	8,320	730,246

		$2,205,162

Biotechnology – 0.2%
Amgen, Inc. (a)	13,640	$718,692

Broadcasting – 0.2%
CBS Corp., “B”	39,320	$662,149

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – continued
New Young Broadcasting Holding Co., Inc. (a)	30	$66,000

		$728,149

Cable TV – 0.2%
Comcast Corp., “A”	13,790	$275,800
Time Warner Cable, Inc.	3,630	223,390

		$499,190

Chemicals – 0.7%
E.I. du Pont de Nemours & Co.	26,530	$1,246,645
PPG Industries, Inc.	12,640	985,414

		$2,232,059

Computer Software – 0.1%
Microsoft Corp.	17,150	$432,352

Construction – 0.0%
Nortek, Inc. (a)	1,511	$61,966

Consumer Products – 0.5%
Kimberly-Clark Corp.	3,993	$247,127
Newell Rubbermaid, Inc.	22,740	381,350
Procter & Gamble Co.	15,290	933,760

		$1,562,237

Electrical Equipment – 0.5%
General Electric Co.	96,162	$1,522,244

Electronics – 0.5%
Intel Corp.	29,587	$624,877
KLA-Tencor Corp.	5,380	197,285
Microchip Technology, Inc.	23,360	785,130

		$1,607,292

Energy - Integrated – 1.8%
Chevron Corp.	34,485	$2,792,250
ConocoPhillips	13,040	784,617
Exxon Mobil Corp.	15,360	1,068,442
Hess Corp.	4,390	307,520
Marathon Oil Corp.	21,910	733,328

		$5,686,157

Food & Beverages – 0.8%
Coca-Cola Co.	7,390	$466,826
Dr Pepper Snapple Group, Inc.	19,620	718,681
General Mills, Inc.	9,024	318,818
Kraft Foods, Inc., “A”	9,960	301,290
PepsiCo, Inc.	9,180	593,303

		$2,398,918

Forest & Paper Products – 1.0%
International Paper Co.	17,100	$426,987
Weyerhaeuser Co.	158,594	2,646,934

		$3,073,921

Gaming & Lodging – 0.5%
Las Vegas Sands Corp. (a)	18,950	$949,016
Royal Caribbean Cruises Ltd. (a)	13,771	554,283

		$1,503,299

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.4%
Macy’s, Inc.	51,195	$1,314,688

Health Maintenance Organizations – 0.5%
Aetna, Inc.	28,830	$853,945
Humana, Inc. (a)	11,550	647,262

		$1,501,207

Insurance – 2.4%
ACE Ltd.	11,417	$668,123
Aflac, Inc.	14,900	767,350
Allied World Assurance Co. Holdings Ltd.	17,010	999,167
Aon Corp.	20,750	832,490
Chubb Corp.	4,760	271,368
Endurance Specialty Holdings Ltd.	15,510	684,146
MetLife, Inc.	19,902	759,261
Prudential Financial, Inc.	23,660	1,199,089
Travelers Cos., Inc.	23,530	1,270,385

		$7,451,379

Leisure & Toys – 0.1%
Activision Blizzard, Inc.	31,770	$372,980

Machinery & Tools – 0.4%
Kennametal, Inc.	10,070	$340,567
Pitney Bowes, Inc.	10,470	229,712
Timken Co.	12,450	542,322

		$1,112,601

Major Banks – 2.9%
Bank of America Corp.	180,746	$1,979,169
Bank of New York Mellon Corp.	39,780	1,073,662
Goldman Sachs Group, Inc.	3,690	576,157
JPMorgan Chase & Co.	44,430	1,660,793
Morgan Stanley	27,290	667,513
PNC Financial Services Group, Inc.	10,990	591,812
State Street Corp.	17,040	736,128
Wells Fargo & Co.	66,440	1,807,832

		$9,093,066

Medical & Health Technology & Services – 0.4%
Cardinal Health, Inc.	10,950	$389,601
McKesson Corp.	12,730	813,447

		$1,203,048

Medical Equipment – 0.1%
Medtronic, Inc.	6,950	$233,034
Thermo Fisher Scientific, Inc. (a)	4,190	213,103

		$446,137

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	6,810	$465,395

Natural Gas - Distribution – 0.3%
NiSource, Inc.	62,010	$1,037,427

Natural Gas - Pipeline – 0.1%
El Paso Corp.	32,570	$439,369

Oil Services – 0.5%
National Oilwell Varco, Inc.	23,280	$1,426,831

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.7%
Capital One Financial Corp.	18,100	$673,863
CIT Group, Inc. (a)	8,540	336,988
Citigroup, Inc. (a)	210,320	883,344
New York Community Bancorp, Inc.	12,620	212,016

		$2,106,211

Pharmaceuticals – 1.3%
Abbott Laboratories	17,390	$808,809
Johnson & Johnson	24,560	1,511,668
Merck & Co., Inc.	9,033	311,368
Pfizer, Inc.	97,570	1,589,415

		$4,221,260

Pollution Control – 0.2%
Republic Services, Inc.	21,940	$617,392

Printing & Publishing – 0.0%
American Media, Inc. (a)	4,358	$0
Quad/Graphics, Inc. (a)	178	7,743

		$7,743

Railroad & Shipping – 0.2%
CSX Corp.	9,240	$561,884

Real Estate – 17.4%
Alexandria Real Estate Equities, Inc., REIT	23,008	$1,535,784
Associated Estates Realty Corp., REIT	18,664	279,027
Atrium European Real Estate Ltd.	73,373	372,491
AvalonBay Communities, Inc., REIT	13,475	1,486,697
BioMed Realty Trust, Inc., REIT	105,068	1,852,349
Boston Properties, Inc., REIT	23,128	1,938,126
CapLease, Inc., REIT	62,917	383,794
Cousins Properties, Inc., REIT	140,986	1,046,116
Digital Realty Trust, Inc., REIT	37,309	1,959,469
Douglas Emmett, Inc., REIT	52,934	883,998
Duke Realty Corp., REIT	79,696	887,016
DuPont Fabros Technology, Inc., REIT	43,068	972,906
Entertainment Properties Trust, REIT	21,602	1,000,173
Equity Lifestyle Properties, Inc., REIT	21,556	1,161,437
Equity Residential, REIT	44,677	2,232,956
Federal Realty Investment Trust, REIT	14,093	1,090,657
HCP, Inc., REIT	52,474	1,727,969
Home Properties, Inc., REIT	28,644	1,535,032
Kimco Realty Corp., REIT	140,900	2,347,394
Lexington Corporate Properties Trust, REIT	92,998	730,034
Mack-Cali Realty Corp., REIT	31,479	999,458
Medical Properties Trust, Inc., REIT	233,353	2,445,539
Mid-America Apartment Communities, Inc., REIT	26,995	1,656,683
Nationwide Health Properties, Inc., REIT	46,560	1,678,488
Parkway Properties, Inc., REIT	95,967	1,524,916
Plum Creek Timber Co. Inc., REIT	40,799	1,470,396
ProLogis, REIT	33,295	433,168
Public Storage, Inc., REIT	32,441	3,133,801
Ramco-Gershenson Properties Trust, REIT	48,476	557,474
SEGRO PLC, REIT	50,392	214,219
Simon Property Group, Inc., REIT	57,733	5,686,701
SL Green Realty Corp., REIT	15,284	999,574

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Starwood Property Trust, Inc., REIT	85,446	$1,705,502
Tanger Factory Outlet Centers, Inc., REIT	14,446	693,119
Taubman Centers, Inc., REIT	17,444	846,557
Ventas, Inc., REIT	41,603	2,132,986
Vornado Realty Trust, REIT	32,121	2,620,431

		$54,222,437

Restaurants – 0.3%
Darden Restaurants, Inc.	16,882	$826,374

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$9,900

Specialty Stores – 0.5%
Abercrombie & Fitch Co., “A”	8,170	$410,543
Limited Brands, Inc.	34,040	1,146,127

		$1,556,670

Telephone Services – 1.5%
AT&T, Inc.	77,190	$2,145,110
CenturyLink, Inc.	19,504	838,477
Qwest Communications International, Inc.	99,530	696,710
Verizon Communications, Inc.	28,900	925,089

		$4,605,386

Tobacco – 0.6%
Altria Group, Inc.	12,780	$306,720
Philip Morris International, Inc.	4,860	276,485
Reynolds American, Inc.	37,010	1,145,089

		$1,728,294

Trucking – 0.1%
United Parcel Service, Inc., “B”	4,450	$312,079

Utilities - Electric Power – 1.5%
Alliant Energy Corp.	20,040	$727,652
American Electric Power Co., Inc.	7,561	269,172
Constellation Energy Group, Inc.	12,330	349,679
DPL, Inc.	7,620	193,015
Edison International	11,310	417,791
Integrys Energy Group, Inc.	10,930	532,291
NRG Energy, Inc. (a)	33,430	647,873
PG&E Corp.	8,620	404,537
Pinnacle West Capital Corp.	7,690	310,830
PPL Corp.	23,890	607,045
Public Service Enterprise Group, Inc.	11,150	343,755

		$4,803,640

Total Common Stocks		$127,299,280

Floating Rate Loans (g)(r) – 0.3%
Aerospace – 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$103,292	$101,639

Automotive – 0.1%
Ford Motor Co., Term Loan B, 3.03%, 2013	$173,214	$171,384

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$72,411	$70,329
Local TV Finance LLC, Term Loan B, 2.29%, 2013	13,561	12,860

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – continued
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			$67,146	$67,230

				$150,419

Building – 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017			$11,206	$11,461

Consumer Services – 0.0%
Realogy Corp., Letter of Credit B, 3.25%, 2013			$10,735	$9,857
Realogy Corp., Term Loan B, 3.28%, 2013			78,755	72,314

				$82,171

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015			$29,643	$29,860

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$302,859	$5,300
MGM Mirage, Inc., Term Loan E, 7%, 2014 (o)			273,164	251,548

				$256,848

Utilities - Electric Power – 0.0%
TXU Corp., Term Loan B-2, 3.75%, 2014			$174,501	$134,762

Total Floating Rate Loans				$938,544

Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co., 4.75% (a)			4,150	$210,405

Other Banks & Diversified Financials – 0.0%
Citigroup Capital XIII, 7.875% (a)			1,625	$42,705

Total Preferred Stocks				$253,110

	Strike Price	First Exercise
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	82	$180,400

Put Options Purchased – 0.0%
Real Estate – 0.0%
iShares Dow Jones U.S. Real Estate - January 2011 @ $45			$950	$27,550

Money Market Funds (v) – 6.7%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value			20,880,437	$20,880,437

Total Investments				$309,887,164

Other Assets, Less Liabilities – 0.8%				2,384,422

Net Assets – 100.0%				$312,271,586

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,764,908, representing 11.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/30/09 -11/01/10	$19,954	$26,292
American Media Operations, Inc., 14%, 2013	1/30/09 - 6/28/10	183,604	155,249
Banco do Nordeste do Brasil (BNB), 3.625%, 2015	11/04/10	416,029	410,861
Bonten Media Acquisition Co., 9.75%, 2015	5/22/07 -12/01/09	61,929	30,161
Dunkin Finance Corp., 9.625%, 2018	11/15/10	34,475	35,219
Gaz Capital S.A., 5.092%, 2015	11/17/10	241,000	242,205
Giraffe Acquisition Corp., 9.125%, 2018	11/18/10	85,000	85,425
Hanesbrands, Inc., 6.375%, 2020	11/04/10	100,000	95,500
KazMunaiGaz Finance B.V., 6.375%, 2021	11/03/10	198,257	195,435
LBI Media, Inc., 8.5%, 2017	7/18/07	122,938	101,875
Local TV Finance LLC, 10%, 2015	11/09/07 -9/08/08	201,644	179,384
Lyondell Chemical Co., 8%, 2017	11/02/10	127,075	124,056
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	68,250	68,075
Nortek, Inc., 10%, 2018	11/18/10	65,000	65,000
Polypore International, Inc., 7.5%, 2017	11/10/10	35,000	35,438
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	95,675	97,613
Sinochem Overseas Capital Co. Ltd., 4.5%, 2020	11/04/10	131,296	129,662
SunGard Data Systems, Inc., 7.375%, 2018	11/01/10	95,000	94,050
SunGard Data Systems, Inc., 7.625%, 2020	11/01/10 -11/17/10	110,825	110,000
Telefonica Moviles Chile, 2.875%, 2015	11/03/10	99,727	97,931
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	199,484	203,975
Wind Acquisition Finance S.A., 7.25%, 2018	11/18/10	198,646	197,000
XM Satellite Radio, Inc., 7.625%, 2018	11/04/10 -11/08/10	89,663	84,575

Total Restricted Securities			$2,864,981
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/10 - continued

The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$127,442,074	$318,266	$—	$127,760,340
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	30,945,206	—	30,945,206
Non-U.S. Sovereign Debt	—	19,875,259	—	19,875,259
Municipal Bonds	—	521,648	—	521,648
Corporate Bonds	—	64,333,904		64,333,904
Residential Mortgage-Backed Securities	—	23,104,811	—	23,104,811
Commercial Mortgage-Backed Securities	—	697,434	—	697,434
Foreign Bonds	—	20,829,581	—	20,829,581
Floating Rate Loans	—	938,544	—	938,544
Mutual Funds	20,880,437	—	—	20,880,437

Total Investments	$148,322,511	$161,564,653	$—	$309,887,164

Other Financial Instruments
Futures	$950	$—	$—	$950

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/2010	$12,506
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(12,506)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/10	$0

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at November 30,2010 is $(12,506).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$296,425,881

Gross unrealized appreciation	$18,252,216
Gross unrealized depreciation	(4,790,933)

Net unrealized appreciation (depreciation)	$13,461,283

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Derivative Contracts at 11/30/10

Futures Contracts Outstanding at 11/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$372,328	March-2011	$950

At November 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,587,045	86,384,540	(76,091,148)	20,880,437

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,286	$20,880,437

MFS® Government Securities Fund

11/30/10
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Bonds – 93.5%
Agency - Other – 5.5%
Financing Corp., 10.7%, 2017	$14,360,000	$21,709,834
Financing Corp., 9.4%, 2018	11,750,000	16,965,249
Financing Corp., 9.8%, 2018	14,975,000	22,116,862
Financing Corp., 10.35%, 2018	15,165,000	23,052,711
Financing Corp., STRIPS, 0%, 2017	18,780,000	15,662,407

		$99,507,063

Asset-Backed & Securitized – 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,382,211
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	9,617,825
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.001%, 2049	5,431,290	5,713,240
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	5,341,614	5,614,135

		$25,327,411

Local Authorities – 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$4,763,435
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	817,370
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	2,632,218

		$8,213,023

Mortgage-Backed – 45.4%
Fannie Mae, 5.503%, 2011	$1,743,000	$1,802,193
Fannie Mae, 6.088%, 2011	2,736,000	2,795,764
Fannie Mae, 4.73%, 2012	2,618,476	2,754,991
Fannie Mae, 4.77%, 2012 - 2014	2,169,993	2,329,258
Fannie Mae, 4.95%, 2012	888,817	929,185
Fannie Mae, 6.205%, 2012	1,147,119	1,182,313
Fannie Mae, 6.468%, 2012	361,485	377,446
Fannie Mae, 4.35%, 2013	859,460	910,043
Fannie Mae, 4.374%, 2013	2,386,916	2,526,327
Fannie Mae, 4.518%, 2013	567,356	597,369
Fannie Mae, 4.543%, 2013	2,576,442	2,725,291
Fannie Mae, 4.845%, 2013	3,548,819	3,787,838
Fannie Mae, 5%, 2013 - 2039	78,138,194	83,149,533
Fannie Mae, 5.06%, 2013 - 2017	3,256,248	3,525,358
Fannie Mae, 5.105%, 2013	2,027,875	2,188,257
Fannie Mae, 5.37%, 2013	1,873,143	1,969,214
Fannie Mae, 4.6%, 2014	1,721,935	1,851,986
Fannie Mae, 4.61%, 2014	5,613,988	6,053,274
Fannie Mae, 4.742%, 2014	2,088,817	2,253,553
Fannie Mae, 4.82%, 2014 - 2015	4,976,736	5,453,581
Fannie Mae, 4.839%, 2014	8,122,465	8,808,325
Fannie Mae, 4.92%, 2014	782,889	834,241
Fannie Mae, 4.935%, 2014	747,297	807,662
Fannie Mae, 5.034%, 2014	5,235,344	5,605,022
Fannie Mae, 5.1%, 2014 - 2015	3,174,818	3,459,420
Fannie Mae, 4.56%, 2015	2,228,583	2,423,491
Fannie Mae, 4.564%, 2015	725,463	779,938
Fannie Mae, 4.62%, 2015	3,184,583	3,461,818
Fannie Mae, 4.665%, 2015	1,505,894	1,641,329
Fannie Mae, 4.69%, 2015	1,227,112	1,337,807
Fannie Mae, 4.7%, 2015	2,191,751	2,384,142
Fannie Mae, 4.74%, 2015	1,709,341	1,868,867
Fannie Mae, 4.78%, 2015	1,858,396	2,037,666

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.79%, 2015	1,918,590	$2,104,083
Fannie Mae, 4.81%, 2015	1,602,195	1,758,900
Fannie Mae, 4.815%, 2015	1,956,854	2,147,465
Fannie Mae, 4.85%, 2015	1,375,630	1,507,054
Fannie Mae, 4.87%, 2015	1,311,474	1,440,780
Fannie Mae, 4.89%, 2015	1,214,571	1,333,328
Fannie Mae, 4.925%, 2015	5,515,102	6,073,920
Fannie Mae, 5.471%, 2015	5,347,537	5,923,229
Fannie Mae, 4%, 2016	314,107	316,058
Fannie Mae, 4.5%, 2016 - 2029	33,253,227	35,287,620
Fannie Mae, 5.09%, 2016	600,000	665,538
Fannie Mae, 5.249%, 2016 - 2019	2,074,352	2,290,379
Fannie Mae, 5.445%, 2016	650,000	716,905
Fannie Mae, 5.605%, 2016	4,389,382	4,862,015
Fannie Mae, 5.915%, 2016	3,729,110	4,104,721
Fannie Mae, 6.5%, 2016 - 2037	18,846,252	21,162,728
Fannie Mae, 5.05%, 2017	2,327,895	2,585,367
Fannie Mae, 5.155%, 2017	4,498,508	4,928,045
Fannie Mae, 5.3%, 2017	762,701	844,045
Fannie Mae, 5.38%, 2017	2,013,578	2,228,731
Fannie Mae, 5.5%, 2017 - 2038	152,267,003	164,396,286
Fannie Mae, 5.507%, 2017	1,473,560	1,632,355
Fannie Mae, 6%, 2017 - 2037	49,714,909	54,436,889
Fannie Mae, 5.332%, 2018	822,984	913,679
Fannie Mae, 5.549%, 2018	1,880,000	2,076,097
Fannie Mae, 5.869%, 2018	1,136,011	1,238,779
Fannie Mae, 4.825%, 2019	1,180,000	1,275,477
Fannie Mae, 4.991%, 2019	1,628,836	1,773,475
Fannie Mae, 5.001%, 2019	631,997	690,187
Fannie Mae, 5.037%, 2019	5,363,307	5,956,531
Fannie Mae, 5.104%, 2019	431,128	471,499
Fannie Mae, 5.218%, 2019	742,462	815,523
Fannie Mae, 5.456%, 2019	588,654	648,886
Fannie Mae, 5.652%, 2019	392,038	427,765
Fannie Mae, 5.786%, 2019	1,459,702	1,606,193
Fannie Mae, 4.88%, 2020	1,066,805	1,176,565
Fannie Mae, 5.19%, 2020	1,984,688	2,145,929
Fannie Mae, 7.5%, 2024 - 2031	463,028	531,858
Fannie Mae, 4.5%, 2025	3,222,299	3,404,661
Freddie Mac, 4.375%, 2015	1,575,176	1,603,213
Freddie Mac, 4.5%, 2016 - 2028	17,914,876	18,803,309
Freddie Mac, 5%, 2016 - 2040	51,299,326	54,327,710
Freddie Mac, 6.5%, 2016 - 2038	6,304,190	7,016,187
Freddie Mac, 6%, 2017 - 2038	37,588,632	41,146,453
Freddie Mac, 4.186%, 2019	2,800,000	2,931,724
Freddie Mac, 5.085%, 2019	6,865,000	7,484,986
Freddie Mac, 2.757%, 2020	7,971,000	8,058,795
Freddie Mac, 4.224%, 2020	4,281,146	4,479,946
Freddie Mac, 4.251%, 2020	3,106,000	3,261,735
Freddie Mac, 5.5%, 2021 - 2038	60,835,980	65,464,476
Freddie Mac, 4%, 2025	14,916,290	15,520,866
Ginnie Mae, 4%, 2032	425,351	435,178
Ginnie Mae, 5.5%, 2033 - 2038	27,892,790	30,404,876
Ginnie Mae, 4.5%, 2039 - 2040	19,345,839	20,469,566

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.612%, 2058	12,655,484	$13,654,550
Ginnie Mae, 6.357%, 2058	6,832,477	7,451,137

		$815,026,754

Municipals – 2.1%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$5,315,000	$6,064,521
Harris County, TX, “C”, AGM, 5.25%, 2027	8,275,000	9,536,689
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	8,001,118
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	5,860,237
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	5,515,000	6,473,617
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,794,053

		$38,730,235

U.S. Government Agencies and Equivalents – 3.5%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,984,463
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,457,887
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,077,355
Small Business Administration, 8.625%, 2011	11,103	11,254
Small Business Administration, 8.8%, 2011	7,629	7,829
Small Business Administration, 6.34%, 2021	1,620,889	1,774,635
Small Business Administration, 6.35%, 2021	1,390,581	1,521,193
Small Business Administration, 6.44%, 2021	1,648,241	1,802,735
Small Business Administration, 6.625%, 2021	1,703,378	1,870,005
Small Business Administration, 6.07%, 2022	1,620,891	1,807,864
Small Business Administration, 4.89%, 2023	4,338,730	4,715,176
Small Business Administration, 4.98%, 2023	1,781,925	1,908,334
Small Business Administration, 4.77%, 2024	3,574,804	3,845,036
Small Business Administration, 4.86%, 2024	2,343,714	2,530,866
Small Business Administration, 4.99%, 2024	3,118,565	3,378,062
Small Business Administration, 5.52%, 2024	2,764,641	3,006,280
Small Business Administration, 4.86%, 2025	3,726,847	4,029,440
Small Business Administration, 5.11%, 2025	3,098,054	3,353,099
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,256,144
U.S. Department of Housing & Urban Development, 6.59%, 2016	350,000	350,918

		$62,688,575

U.S. Treasury Obligations – 35.1%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,529,616
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,898,820
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,672,111
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	9,458,776
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,111,017
U.S. Treasury Bonds, 5.25%, 2029	38,818,000	46,611,917
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,257,282
U.S. Treasury Bonds, 5%, 2037	4,133,000	4,811,068
U.S. Treasury Bonds, 4.375%, 2038	13,550,000	14,280,426
U.S. Treasury Bonds, 4.5%, 2039	25,698,900	27,493,814
U.S. Treasury Notes, 0.75%, 2011	45,000,000	45,193,365
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,402,052
U.S. Treasury Notes, 1.375%, 2013	16,769,000	17,076,862
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,944,129
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,785,915
U.S. Treasury Notes, 3.125%, 2013	48,289,000	51,631,516
U.S. Treasury Notes, 4%, 2014	2,232,000	2,458,686

3

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 2014	$85,109,000	$87,994,706
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,744,531
U.S. Treasury Notes, 4%, 2015	13,740,000	15,340,490
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,038,691
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,404,620
U.S. Treasury Notes, 3.75%, 2018	149,459,000	164,895,275
U.S. Treasury Notes, 3.125%, 2019	12,284,000	12,879,971
U.S. Treasury Notes, 3.5%, 2020	24,327,000	25,969,073
U.S. Treasury Notes, TIPS, 1.252%, 2020	24,785,087	26,070,813

		$630,955,542

Total Bonds		$1,680,448,603

Money Market Funds (v) – 6.2%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	110,924,084	$110,924,084

Total Investments		$1,791,372,687

Other Assets, Less Liabilities – 0.3%		4,985,317

Net Assets – 100.0%		$1,796,358,004

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,535,242, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	793,151,180	—	793,151,180
Municipal Bonds	—	38,730,235	—	38,730,235
Corporate Bonds	—	8,213,023		8,213,023
Residential Mortgage-Backed Securities	—	815,026,754	—	815,026,754
Commercial Mortgage-Backed Securities	—	25,327,411	—	25,327,411
Mutual Funds	110,924,084	—	—	110,924,084

Total Investments	$110,924,084	$1,680,448,603	$—	$1,791,372,687

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,714,344,446

Gross unrealized appreciation	$81,224,159
Gross unrealized depreciation	(4,195,918)

Net unrealized appreciation (depreciation)	$77,028,241

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	154,222,839	470,564,137	(513,862,892)	110,924,084

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$248,094	$110,924,084
				.

6

MFS® Global Real Estate Fund

11/30/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Forest & Paper Products – 2.2%
Weyerhaeuser Co.	245,641	$4,099,748
Real Estate – 96.9%
Alexandria Real Estate Equities, Inc., REIT	20,712	$1,382,526
Atrium European Real Estate Ltd.	917,575	4,658,231
Beni Stabili S.p.A.	1,991,095	1,625,677
Big Yellow Group PLC, REIT	277,547	1,377,156
BioMed Realty Trust, Inc., REIT	209,570	3,694,719
Boston Properties, Inc., REIT	24,940	2,089,972
BR Malls Participacoes S.A.	562,790	5,547,154
British Land Co. PLC, REIT	238,221	1,782,301
Capital & Counties Properties PLC	686,753	1,547,836
CapitaLand Ltd.	1,759,674	4,811,166
CapLease, Inc., REIT	225,572	1,375,989
CFS Retail Property Trust, REIT	2,039,325	3,498,900
Corio N.V., REIT	57,835	3,330,978
Cousins Properties, Inc., REIT	225,093	1,670,190
Digital Realty Trust, Inc., REIT	65,001	3,413,852
Douglas Emmett, Inc., REIT	80,235	1,339,925
Duke Realty Corp., REIT	106,310	1,183,230
DuPont Fabros Technology, Inc., REIT	116,837	2,639,348
Entertainment Properties Trust, REIT	71,661	3,317,904
Equity Lifestyle Properties, Inc., REIT	53,604	2,888,183
Equity Residential, REIT	23,903	1,194,672
Federal Realty Investment Trust, REIT	13,686	1,059,160
Global Logistic Properties Ltd. (a)	1,447,558	2,433,884
Hammerson PLC, REIT	143,276	876,280
Hang Lung Properties Ltd.	728,542	3,391,688
HCP, Inc., REIT	28,682	944,498
Henderson Land Development Co. Ltd.	409,383	2,886,469
Home Properties, Inc., REIT	58,287	3,123,600
Japan Retail Fund Investment Corp., REIT	712	1,145,972
Kimco Realty Corp., REIT	97,897	1,630,964
Klepierre, REIT	77,008	2,429,035
Land Securities Group PLC	201,213	1,968,623
Lexington Corporate Properties Trust, REIT	245,297	1,925,581
Link, REIT	1,633,959	5,123,811
Mack-Cali Realty Corp., REIT	82,324	2,613,787
Macquarie Goodman Group, REIT	3,405,062	2,088,801
Medical Properties Trust, Inc., REIT	414,324	4,342,115
Mercialys	46,206	1,648,188
Mid-America Apartment Communities, Inc., REIT	55,331	3,395,663
Mitsubishi Estate Co. Ltd.	291,031	4,910,214
Mitsui Fudosan Co. Ltd.	275,878	4,885,305
Nationwide Health Properties, Inc., REIT	25,857	932,145
New World Development Group	950,161	1,886,838
Nippon Building Fund, Inc., REIT	209	2,040,304
NTT Urban Development Corp.	2,689	2,364,803
Parkway Properties, Inc., REIT	195,304	3,103,381
Plum Creek Timber Co. Inc., REIT	51,832	1,868,025
ProLogis, REIT	56,738	738,161
PSP Swiss Property AG	17,292	1,214,653
Public Storage, Inc., REIT	40,218	3,885,059

1

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
SEGRO PLC, REIT	1,292,622	$5,494,992
Simon Property Group, Inc., REIT	80,093	7,889,161
SL Green Realty Corp., REIT	16,311	1,066,739
Starwood Property Trust, Inc., REIT	131,998	2,634,680
Stockland, IEU	1,447,504	5,091,877
Sun Hung Kai Properties Ltd.	591,023	9,772,875
Tokyo Tatemono Co. Ltd.	568,188	2,233,646
Unibail-Rodamco	24,081	4,187,057
Ventas, Inc., REIT	58,113	2,979,454
Vornado Realty Trust, REIT	51,360	4,189,949
Westfield Group, REIT	603,303	7,025,930
Wharf Holdings Ltd.	524,419	3,525,347

		$181,318,623

Total Common Stocks		$185,418,371

Money Market Funds (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	985,064	$985,064

Total Investments		$186,403,435

Other Assets, Less Liabilities – 0.4%		655,520

Net Assets – 100.0%		$187,058,955

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$185,418,371	$—	$—	$185,418,371
Mutual Funds	985,064	—	—	985,064

Total Investments	$186,403,435	$—	$—	$186,403,435

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$148,543,611

Gross unrealized appreciation	$41,352,893
Gross unrealized depreciation	(3,493,069)

Net unrealized appreciation (depreciation)	$37,859,824

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,900,846	43,272,429	(47,188,211)	985,064

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,846	$985,064

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2010, are as follows:

United States	42.0%
Hong Kong	14.2%
Ausralia	9.5%
Japan	9.4%
United Kingdom	7.0%
France	4.4%
Singapore	3.9%
Brazil	3.0%
Austria	2.5%
Other Countries	4.1%

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: January 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2011

*	Print name and title of each signing officer under his or her signature.